Property And Equipment Net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property And Equipment Net
Straight-line method description					The Company uses the straight-line method of depreciation over 2 to 5 years
Depreciation expense	$ 20,575	$ 56,015	$ 44,379	$ 122,604	$ 188,675	$ 314,908